Segment information (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Reportable Segments

For the financial year ended March 31, 2025
(EUR thousand)
	Notes	TFS	Payments	Post-Purchase Solutions	Central costs	Total
Revenue		384,496	93,178	30,204	—	507,879
Operating expenses (1)		(127,747)	(51,803)	(33,296)	(92,677)	(305,522)
Adjusted EBITDA		256,749	41,375	(3,092)	(92,677)	202,357
Depreciation and amortization (2)	9					(54,415)
Exceptional items (3)						(13,276)
Operating Profit						134,665

For the financial year ended March 31, 2024
(EUR thousand)
	Notes	TFS	Payments	Post-Purchase Solutions	Central costs	Total
Revenue		311,740	83,023	27,540	—	422,303
Operating expenses (1)		(114,930)	(43,282)	(32,317)	(83,109)	(273,638)
Adjusted EBITDA		196,810	39,741	(4,777)	(83,109)	148,665
Depreciation and amortization (2)	9					(43,782)
Exceptional items (3)						(7,005)
Operating Profit						97,878

For the financial year ended March 31, 2023
(EUR thousand)
	Notes	TFS	Payments	Post-Purchase Solutions	Central costs	Total
Revenue		228,818	61,805	20,867	—	311,490
Operating expenses (1)		(91,902)	(34,267)	(26,962)	(80,377)	(233,508)
Adjusted EBITDA		136,916	27,538	(6,095)	(80,377)	77,982
Depreciation and amortization (2)	9					(51,028)
Exceptional items (3)						(12,814)
Operating Profit						14,140

(1)Operating expenses excluding Depreciation and Amortization and Exceptional items. For the financial year ended March 31, 2025 the fixed costs amounted to EUR193.2 million (EUR173.3 million for the financial year ended March 31, 2024 and EUR154.6 million for the financial year ended March 31, 2023), comprising of personnel costs of EUR127.1 million (EUR113.7 million for the financial year ended March 31, 2024, and EUR99.8 million for the financial year ended March 31, 2023) and non-personnel costs of EUR67.4 million (EUR59.6 million for the financial year ended March 31, 2024 and EUR54.8 million for the financial year ended March 31, 2023), whereas variable costs amounted to EUR112.3 million (EUR100.4 million for the financial year ended March 31, 2024 and EUR78.9 million for the financial year ended March 31, 2023).
(2)Depreciation and amortization include amortization of intangible assets acquired through business combinations.
(3)Exceptional items consist of items such as share-based payment transactions and related other expenses, the change in fair value of warrants and put options, business and corporate restructuring expenses, impairment, net loss on sale of assets, and other exceptional items, which the Board of Directors considers as not directly related to ordinary business operations and which are not included in the assessment of management performance.

Schedule of Revenue by Geography and by Segment, by Top Country and Non-Current Assets by Country
Revenue is generated by TFS, Payments and Post-Purchase Solutions processed transactions; a geographical breakdown of revenue by region is provided below:

For the financial year ended March 31, 2025
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total
Europe	315,060	18,953	30,204	364,218
Asia Pacific	63,179	74,225	—	137,404
Rest of the world	6,257	—	—	6,257
Total	384,496	93,178	30,204	507,879

For the financial year ended March 31, 2024
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total
Europe	260,030	15,633	27,540	303,203
Asia Pacific	46,932	67,390	—	114,322
Rest of the world	4,778	—	—	4,778
Total	311,740	83,023	27,540	422,303

For the financial year ended March 31, 2023
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total
Europe	202,263	12,276	20,867	235,406
Asia Pacific	23,495	49,528	—	73,023
Rest of the world	3,060	1	—	3,061
Total	228,818	61,805	20,867	311,490
Revenue by top Country
A breakdown of revenue by top country is provided below:

For the financial year ended March 31, 2025
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total	% of Total Revenue
Italy	74,157	4,335	—	78,492	15%
Australia	589	63,720	—	64,309	13%
France	43,263	1,900	4,754	49,917	10%
United Kingdom	2,248	706	25,450	28,404	6%
Singapore	16,703	7,560	—	24,263	5%
Switzerland	5,876	5,876	—	11,752	2%
Total	142,836	84,097	30,204	257,137	51%

For the financial year ended March 31, 2024
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total	% of Total Revenue
Italy	62,435	4,021	—	66,456	16%
France	43,845	1,907	—	45,752	11%
Australia	495	53,060	—	53,555	13%
United Kingdom	1,010	877	27,540	29,427	7%
Singapore	14,568	8,611	—	23,179	5%
Switzerland	5,247	4	—	5,251	1%
Total	127,600	68,480	27,540	223,620	53%

For the financial year ended March 31, 2023
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total	% of Total Revenue
Italy	43,280	3,739	—	47,019	15%
France	39,996	1,791	—	41,787	14%
Australia	303	40,671	—	40,974	13%
United Kingdom	2,917	1,056	20,867	24,840	8%
Switzerland	4005	32	0	4037	1%
Total	90,501	47,289	20,867	158,657	51%
Even though no measure of assets by segment is reported to the CODM, in accordance with IFRS 8, the non-current assets, excluding deferred income tax assets, located in the Company’s country of domicile and in all other jurisdictions, are as follows:

As of March 31, 2025
(EUR thousand)
	Intangible assets	Property, plant and equipment	Investments in associates, joint ventures and other investments	Other financial assets	Total
Switzerland	588,423	831	118	1,768	591,140
Rest of the world	32,865	44,442	—	16,456	93,763
Total	621,288	45,273	118	18,224	684,903

As of March 31, 2024
(EUR thousand)
	Intangible assets	Property, plant and equipment	Investments in joint ventures and associates and Other investments	Other financial assets	Total
Switzerland	580,958	1,076	5,142	1,824	589,000
Rest of the world	30,117	30,958	3	14,076	75,154
Total	611,075	32,034	5,145	15,900	664,154